TRANSACTIONS WITH RELATED PARTIES - Group's key executives' compensation (including the related income taxes assumed by the Group) (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Related Party Explanatory [Line Items]
Key management personnel compensation	S/ 66,141	S/ 67,096	S/ 59,023
Directors' fees [Member]
Disclosure Of Related Party Explanatory [Line Items]
Key management personnel compensation	6,766	5,665	5,318
Remunerations [Member]
Disclosure Of Related Party Explanatory [Line Items]
Key management personnel compensation	32,218	34,118	27,133
Stock Awards [Member]
Disclosure Of Related Party Explanatory [Line Items]
Key management personnel compensation	S/ 27,157	S/ 27,313	S/ 26,572